Convertible Notes (Details)							6 Months Ended		12 Months Ended
		Jan. 26, 2026 shares	Dec. 01, 2025 shares	Sep. 10, 2025 USD ($)	Sep. 09, 2025 USD ($) $ / shares shares	Sep. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares
Convertible Notes [Line Items]
Aggregate purchase amount									$ 9,440,948
Par value (in Dollars per share) | $ / shares	[1]								$ 0.0001	$ 0.0001
Principal amount						$ 2,175,000
Original Issue Discount						160,000
Transaction expense						15,000
Net proceeds				$ 2,000,000			$ 1,972,889
Percentage of Original Issue discount					8.00%
Percentage of accrued interest rate					6.00%
Percentage of volume-weighted average price					82.50%
Stock Issued During Period, Shares, New Issues (in Shares) | shares		40,000,000	15,990
Purchase Notice Date [Member]
Convertible Notes [Line Items]
Trading days					10
Purchase Agreement [Member]
Convertible Notes [Line Items]
Aggregate purchase amount						$ 10,000,000
Par value (in Dollars per share) | $ / shares						$ 0.0025
Commitment Shares [Member]
Convertible Notes [Line Items]
Ordinary Shares conversted (in Shares) | shares						3,419
Pre-Delivery Shares [Member]
Convertible Notes [Line Items]
Ordinary Shares conversted (in Shares) | shares						102,200
Stock Issued During Period, Shares, New Issues (in Shares) | shares					102,200
Investors [Member]
Convertible Notes [Line Items]
Price per share paid (in Dollars per share) | $ / shares					$ 255.5
Percentage of investors share limits					9.99%
Shares issued upon conversion (in Shares) | shares					16,763
Convertible Notes Payable					$ 275,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.